CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment in associates
Investments in associates	$ 3,225	$ 3,058
Earnings (losses) from associates	$ 395	749	$ (385)
Ver T.V. S.A.
Investment in associates
Percentage of capital stock owned and voting rights	49.00%
Investments in associates	$ 2,010	1,840
Earnings (losses) from associates	$ 312	562	(337)
Teledifusora San Miguel Arcngel S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.10%
Investments in associates	$ 684	685
Earnings (losses) from associates	$ 77	166	(89)
La Capital Cable S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.00%
Investments in associates	$ 531	525
Earnings (losses) from associates	$ 6	21	$ 41
Other minor investments in associates at equity method
Investment in associates
Investments in associates		$ 8